Capital And Financial Risk Management Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidity Risk [Line Items]
Long-term loan	$ 15,118	$ 14,818	$ 0
Current financial liabilities	3,916	26,455
Financial liabilities	239,290	195,441
Long-term loan [Member]
Liquidity Risk [Line Items]
Long-term loan	18,752	19,981
Subsidiary Notes Payable
Liquidity Risk [Line Items]
Current financial liabilities	3,916	26,455
Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	35,817	21,826
Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	6,787	8,206
Financial liabilities	6,800
Subsidiary Preferred Shares
Liquidity Risk [Line Items]
Current financial liabilities	174,017	118,972
Carrying Amount
Liquidity Risk [Line Items]
Financial liabilities	235,656	190,278
Carrying Amount | Long-term loan [Member]
Liquidity Risk [Line Items]
Long-term loan	15,118	14,818
Carrying Amount | Subsidiary Notes Payable
Liquidity Risk [Line Items]
Current financial liabilities	3,916	26,455
Carrying Amount | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	35,817	21,826
Carrying Amount | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	6,787	8,206
Carrying Amount | Subsidiary Preferred Shares
Liquidity Risk [Line Items]
Current financial liabilities	174,017	118,972
Within Three Months
Liquidity Risk [Line Items]
Financial liabilities	220,833	150,756
Within Three Months | Long-term loan [Member]
Liquidity Risk [Line Items]
Long-term loan	296	296
Within Three Months | Subsidiary Notes Payable
Liquidity Risk [Line Items]
Current financial liabilities	3,916	1,455
Within Three Months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	35,817	21,826
Within Three Months | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	6,787	8,206
Within Three Months | Subsidiary Preferred Shares
Liquidity Risk [Line Items]
Current financial liabilities	174,017	118,972
Three to Twelve months
Liquidity Risk [Line Items]
Financial liabilities	2,182	25,905
Three to Twelve months | Long-term loan [Member]
Liquidity Risk [Line Items]
Long-term loan	2,182	905
Three to Twelve months | Subsidiary Notes Payable
Liquidity Risk [Line Items]
Current financial liabilities	0	25,000
Three to Twelve months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Subsidiary Preferred Shares
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years
Liquidity Risk [Line Items]
Financial liabilities	16,274	18,780
One year to Five Years | Long-term loan [Member]
Liquidity Risk [Line Items]
Long-term loan	16,274	18,780
One year to Five Years | Subsidiary Notes Payable
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Subsidiary Preferred Shares
Liquidity Risk [Line Items]
Current financial liabilities	$ 0	$ 0